UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31. 2003

Check here if Amendment [  ]; Amendment Number:

This Amendment  (Check only one.):  [  ]  is a restatement.
					  [  ]  adds new holding entries

Institutional Investment Manager Filing this Report:

Name:  	Old Dominion Capital Management, Inc.
Address:  	815 East Jefferson Street
		Charlottesville, VA  22902

13F File Number:  28-6195

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  	James M. Childress
Title:	Managing Director
Phone:  	804-977-1550
Signature, Place, and Date of Signing:

	James M. Childress	Charlottesville, VA	April 8, 2003

Report Type  (check only one.):

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITES EXCHANGE
ACT OF 1934.
FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:             0

Form 13F Information Table entry total:       49

Form 13F Information Table value total:       $67727



List of other included managers:


No.         13F File Number       Name

FORM 13F INFORMATIONAL TABLE
                                                      VALUE     SHARES  SH/ PUT/ INVSTMT   OTHERVOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS   CUSIP     (X$1000)  PRN AMT PRN CALL DSCRETN   MGRS SOLE   SHARED  NONE
American Int'l Group       COM              026874107       2761   55830SH       SOLE                 0       0  55830
Analog Devices, Inc.       COM              032654105       1983   72104SH       SOLE                 0       0  72104
Apollo Group, Inc.         COM              037604105       3286   65850SH       SOLE                 0       0  65850
Berkshire Hathaway B       CLASS B          084670207        318     149SH       SOLE                 0       0    149
BP Amoco                   COM              055622104        279    7238SH       SOLE                 0       0   7238
Capital One Financial CorpoCOM              14040H105        238    7922SH       SOLE                 0       0   7922
Cardinal Health Inc.       COM              14149Y108       1680   29488SH       SOLE                 0       0  29488
Charles Schwab & Co., Inc. COM              808513105        357   49419SH       SOLE                 0       0  49419
Cisco Systems, Inc.        COM              17275R102       1163   89622SH       SOLE                 0       0  89622
Coca-Cola Company          COM              191216100        451   11130SH       SOLE                 0       0  11130
Darden Restaurants Inc     COM              237194105       2023  113343SH       SOLE                 0       0 113343
Dean Foods Co              COM              242370104       2402   55982SH       SOLE                 0       0  55982
Dell Computer Corporation  COM              247025109        754   27605SH       SOLE                 0       0  27605
Doral Fin'l Corp           COM              25811P100        722   20415SH       SOLE                 0       0  20415
Exxon Mobil Corporation    COM              30231G102       1947   55717SH       SOLE                 0       0  55717
Family Dollar Stores, Inc. COM              307000109       2767   89600SH       SOLE                 0       0  89600
Federal Nat'l Mortgage     COM              313586109       2509   38388SH       SOLE                 0       0  38388
First Data Corp.           COM              319963104       4255  114970SH       SOLE                 0       0 114970
First Virginia Banks, Inc. COM              337477103        489   12456SH       SOLE                 0       0  12456
General Electric Co.       COM              369604103       4050  158835SH       SOLE                 0       0 158835
Horseshoe Gold Mining      COM              44075E107          1   10500SH       SOLE                 0       0  10500
Intel Corp.                COM              458140100       1525   93647SH       SOLE                 0       0  93647
Intuit Inc                 COM              461202103        328    8817SH       SOLE                 0       0   8817
Johnson & Johnson          COM              478160104       1669   28838SH       SOLE                 0       0  28838
KB Home                    COM              48666K109       1626   35765SH       SOLE                 0       0  35765
Kinder Morgan Energy       COM              494550106       1606   43418SH       SOLE                 0       0  43418
Kraft Foods Inc.           COM              50075N104       1595   56575SH       SOLE                 0       0  56575
Lowe's Companies, Inc.     COM              548661107       2647   64845SH       SOLE                 0       0  64845
Medtronic, Inc.            COM              585055106       1830   40551SH       SOLE                 0       0  40551
Merck & Co., Inc.          COM              589331107        444    8105SH       SOLE                 0       0   8105
Microsoft Corporation      COM              594918104       1413   58379SH       SOLE                 0       0  58379
Nortel Networks Corp.      COM              656568102         51   24410SH       SOLE                 0       0  24410
Patterson Dental Co        COM              703412106       1567   34125SH       SOLE                 0       0  34125
Performance Food Grp Co    COM              713755106       1895   61803SH       SOLE                 0       0  61803
Pfizer, Inc.               COM              717081103        369   11853SH       SOLE                 0       0  11853
Procter & Gamble Company   COM              742718109        774    8695SH       SOLE                 0       0   8695
Renaissance Holdings, Inc. COM              G7496G103        386    9645SH       SOLE                 0       0   9645
SPDR Trust                 COM              78462F103        723    8534SH       SOLE                 0       0   8534
Staples, Inc.              COM              855030102       1193   65083SH       SOLE                 0       0  65083
Sun Microsystems, Inc.     COM              866810104         40   12350SH       SOLE                 0       0  12350
Symantec Corp              COM              871503108       1164   29715SH       SOLE                 0       0  29715
Sysco Corporation          COM              871829107        411   16155SH       SOLE                 0       0  16155
Teva Pharmaceutical ADR    COM              881624209       1200   28810SH       SOLE                 0       0  28810
UnitedHealth Group         COM              91324P102       1712   18677SH       SOLE                 0       0  18677
Wal-Mart Stores, Inc.      COM              931142103        210    4035SH       SOLE                 0       0   4035
Washington Mutual Inc      COM              939322103       2358   66850SH       SOLE                 0       0  66850
Wellpoint Hlth Ntwks       COM              94973H108       1203   15670SH       SOLE                 0       0  15670
Wells Fargo & Co., Inc.    COM              949746101       2959   65774SH       SOLE                 0       0  65774
Wyeth                      COM              983024100        394   10420SH       SOLE                 0       0  10420